Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheet [Abstract]
Fixed maturities, available for sale at amortized cost	$ 20,562	$ 18,490
Equity securities, at cost	$ 744	$ 458
Common Stock, par value
Common Stock, shares authorized	200,000,000	200,000,000
Common Stock, shares outstanding	97,846,402	105,168,366